Borrowings - Summary of Security Details (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about borrowings [line items]
Security detail description	Total
Secured borrowings	₨ 349,365	$ 5,365	₨ 461,610
Project buyers credit from banks [member] | Vedanta Limited [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	First pari passu charge on the entire current assets of the Company, both present and future. First pari passu charge on all rights, title, claim and benefit in all the whole of the current assets of the borrower, both present and future, including stock & raw material, stock in process, semi-finished, finished good and stores & spares not relating to plant and machinery (consumable stores & spares)
Secured borrowings	₨ 1,254	18
Project buyers credit from banks [member] | Iron ore division [member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by first charge on entire stock of raw material, semi-finished goods, finished goods, consumable stores and spares and such other movables including book debts and bills of the Company's Iron ore division at Goa and charge on Iron ore Goa's all other current assets including outstanding monies and receivables on pari passu basis
Secured borrowings	₨ 16	1
Project buyers credit from banks [member] | Other secured project [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Other secured project buyers' credit from banks
Secured borrowings			1,489
Working capital loans [Member] | Vedanta Limited [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by first pari passu charge on current assets, present and future of the Company
Secured borrowings	₨ 3,078	47	6,618
Working capital loans [Member] | BALCO [member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by hypothecation of stock of raw materials, work-in-progress, semi-finished, finished products, consumable stores and spares, bills receivables, book debts and all other movables, both present and future in BALCO. The charges rank pari passu among banks under the multiple banking arrangements, for fund and non-fund based facilities
Secured borrowings	₨ 7	1
Working capital loans [Member] | BALCO1 [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	First pari passu charge on the entire current assets of the Company, both present and future. First pari passu charge on all rights, title, claim and benefit in all the whole of the current assets of the borrower, both present and future, including stock & raw material, stock in process, semi finished, finished goods and stores & spares not relating to plant and machinery (consumable stores & spares)
Secured borrowings	₨ 6,389	97
Working capital loans [Member] | BALCO2 [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by first charge on entire stock of raw material, semi-finished goods, finished goods, consumable stores and spares and all book debts of the Company's Iron ore division at Goa on pari passu basis.
Secured borrowings	₨ 1,662	26	1,656
Working capital loans [Member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by a first pari passu charge on all present and future inventories, book debts and all other current assets of TSPL
Secured borrowings	₨ 5,886	90
Working capital loans [Member] | BALCO, fund based and non-fund based facilities [member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by hypothecation of stock of raw materials, work-in-progress, semi-finished, finished products, consumable stores and spares, bills receivables, book debts and all other movables, both present and future in BALCO. The charges rank pari passu among banks under the multiple banking arrangements, both for fund based and non-fund based facilities.
Secured borrowings	₨ 1,701	26
External commercial borrowings [member] | BALCO [member]
Disclosure of detailed information about borrowings [line items]
Security detail description	The facility is secured by first pari passu charge on all movable project assets related to 1200 MW power project and 3.25 LTPA Smelter project both present and future along with secured lenders at BALCO
Secured borrowings	₨ 3,252	50	3,231
External commercial borrowings [member] | BALCO1 [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Other secured external commercial borrowings
Secured borrowings			15,125
External commercial borrowings [member] | BALCO Korba [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters located at Korba both present and future along with secured lenders
Secured borrowings	₨ 4,858	75	4,791
Non-convertible debentures [member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by way of first pari-passu charge on the specific movable and/ or immovable property, plant and equipment of VGCB, as may be identified and notified by the Issuer to the Security Trustee from time to time, with minimum asset coverage of 1 time of the aggregate face value of bonds outstanding at any point of time.
Secured borrowings	₨ 4,250	65	43,770
Non-convertible debentures [member] | BALCO [member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by First pari passu charge over Plant, Property, Equipment (excluding coal block) of BALCO.
Secured borrowings	₨ 4,994	77
Non-convertible debentures [member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by first pari passu charge on movable and/ or immovable fixed assets of TSPL with a minimum asset cover of 1 time during the tenure of NCD.
Secured borrowings	₨ 10,500	161	5,500
Non-convertible debentures [member] | Lanjigarh [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by way of movable fixed assets in relation to the Lanjigarh Refinery Expansion Project including 210 MW Power Project for the Lanjigarh Refinery Expansion Project at Lanjigarh, Orissa
Secured borrowings	₨ 11,999	184	11,999
Non-convertible debentures [member] | Jharsuguda aluminium [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	a) Secured by way of "movable fixed assets" in relation to the 1.6 MTPA Aluminium Smelter alongwith 1215 MW (135MW * 9) captive power plant located in Jharsuguda and 1 MTPA Alumina Refinery alongwith 90 MW Co-generation power plant located at Lanjigarh in Odisha State and shall include all present movable plant and machinery, machinery spares, tools and accessories, fixtures, mechanical and electrical equipments, machinery and all other movable fixed assets and all estate, right, title, interest, property, claims and demands whatsoever in relation to assets.
Non-convertible debentures [member] | Jharsuguda Power Plant [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by first Pari Passu charge on the movable fixed assets both present and future of 2400 MW (600 MW*4)Jharsuguda Power Plant
Secured borrowings	₨ 24,999	384	24,999
Non-convertible debentures [member] | Lanjigarh1 [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by way of first ranking pari passu charge on movable fixed assets in relation to the Lanjigarh Refinery Expansion Project (having capacity beyond 2 MTPA and upto 6 MTPA) situated at Lanjigarh, Orissa. The Lanjigarh Refinery Expansion Project shall specifically exclude the '1 MTPA alumina refinery of the Company along with 90 MW power plant in Lanjigarh' and all its related capacity expansions.
Secured borrowings	₨ 15,500	238	15,500
Non-convertible debentures [member] | Lanjigarh 2 [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	MW Power Project for the Lanjigarh Refinery Expansion Project with a minimum security cover of 1 time of the outstanding amount of the debenture
Secured borrowings	₨ 8,496	130
Non-convertible debentures [member] | TSPL 1 [member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by first pari passu charge on movable and/ or immovable fixed assets of TSPL with a minimum asset cover of 1.1 times during the tenure of NCD.
Secured borrowings	₨ 9,998	154	9,983
Term Loans [Member] | BALCO [member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by first pari passu charge on all present and future moveable fixed assets of BALCO including but not limited to plant & machinery, spares, tools and accessories of borrower (excluding of coal block assets ) by way of a deed of hypothecation.
Secured borrowings	₨ 9,879	152
Term Loans [Member] | TSPL [member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by first pari passu charge on fixed assets of TSPL both present and future.
Secured borrowings	₨ 40,754	626	36,401
Term Loans [Member] | Jharsuguda aluminium [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by first pari passu charge by way of hypothecation on the entire movable property, plant and equipments (including CWIP) of the Aluminium and Power Project, both present and future except for assets acquired under buyer's credit where there is a second charge; and mortgage by deposit of documents of title of the land pertaining to the property, plant and equipments.
Term Loans [Member] | Refinery expansion Project [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Aluminium and Power project shall mean the manufacturing facilities comprising of (i) alumina refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 75 MW at Lanjigarh, Orissa. (ii) aluminium smelter having an output of 1.6 MTPA along with a 1215 (9x135) MW CPP at Jharsuguda, Orissa.
Secured borrowings	₨ 20,480	315	26,588
Term Loans [Member] | Aluminium Division [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by creating first pari-passu charge by way of hypothecation of the movable property, plant and equipments except for assets acquired under buyer's credit where there is a second charge, and mortgage on all the immovable property, plant and equipments of the Aluminium Division of the Company, both present and future, including leasehold land.
Secured borrowings	₨ 55,206	848	92,923
Term Loans [Member] | Vedanta Limited's Jharsuguda Aluminium [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by a first pari passu charge by way of hypothecation on the entire movable property, plant and equipments (including CWIP) of the project at the Company's Jharsuguda Aluminium division except for assets acquired under buyer's credit where there is a second charge, both present and future; and mortgage by deposit of documents of title of the land pertaining to the property, plant and equipments.
Secured borrowings	₨ 18,905	290	19,421
Term Loans [Member] | Lanjigarh Expansion Project [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by aggregate of the property, plant and equipments of Aluminium Division and the Lanjigarh Expansion Project reduced by the outstanding amount of other borrowings having first pari passu charge on the property, plant and equipments of Aluminium division and the Lanjigarh Expansion Project except for assets acquired under buyer's credit where there is a second charge.
Secured borrowings	₨ 12,332	189	12,450
Term Loans [Member] | Aluminium Division of Vedanta Limited [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by first pari passu charge on movable property, plant and equipments (except for coal block) of BALCO
Secured borrowings	₨ 15,110	232
Term Loans [Member] | Cairn Energy Hydrocarbons Limited [member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Charge on Cairn Energy Hydrocarbons Limited's (CEH) all Banks Accounts, Cash & Investments, all receivables and current assets (but excluding any shares issued to CEH by its subsidaries, all of its right, title and interest in and to Production Sharing Contract and all of its fixed assets of any nature).
Secured borrowings	₨ 27,730	426
Term Loans [Member] | Other Secured Term Loan [member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Other secured term loans from banks
Secured borrowings			₨ 104,165
Other Banks And Financial Institutions [member] | AvanStrate [Member]
Disclosure of detailed information about borrowings [line items]
Security detail description	Secured by way of first charge over AvanStrate's asset
Secured borrowings	₨ 5,130	$ 79